Financial Instruments - Disclosure of foreign currency risk (Details)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 621,086	$ 1,150,891
Accounts Receivable		1,027,861	$ 1,319,873
Finance Lease Receivable		$ 148,570
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 106,163
Accounts Receivable	0
Prepaids and deposits	0
Finance Lease Receivable	51,714
Accounts Payable and Accrued Liabilities	445,884
Related Party Loan	$ 4,820,000